Debt (Details) - Convertible Debt - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 19, 2016	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Mar. 30, 2021	Oct. 29, 2020	Aug. 20, 2020	Jul. 01, 2020	Dec. 19, 2019	Mar. 18, 2016	Nov. 30, 2014	Aug. 31, 2014
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								$ 1,656,772		$ 846,166
Accrued Interest								137,522		82,870
Interest Expense								141,162
Amortization of Discount						$ 756,795	$ 785,724	1,128,885		848,845
Discount Balance						$ 0		756,795		646,888
Series C Debenture [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								110,833		110,833	$ 11,333							$ 110,833
Accrued Interest								68,823		57,709
Interest Expense								11,114
Amortization of Discount								0
Discount Balance			$ 114,400				114,400	0
Series D Debenture [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								11,333		11,333							$ 11,333
Accrued Interest								8,390		7,026
Interest Expense								1,364
Amortization of Discount								0
Discount Balance								0
Convertible Note A [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								41,000		41,000
Accrued Interest								12,035		7,101
Interest Expense		$ 4,050						4,934
Amortization of Discount								0
Discount Balance								0								$ 18,750
Power Up Note 11 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		45,000
Accrued Interest								0		1,805
Interest Expense								875		2,187
Amortization of Discount								34,498		45,000
Discount Balance								0
Power Up Note 12 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		53,000
Accrued Interest								0		1,499
Interest Expense								1,813		1,499
Amortization of Discount								46,014		6,502
Discount Balance								0		53,000					$ 6,000
Power Up Note 13 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		73,000
Accrued Interest								0		1,488
Interest Expense								3,240		1,414
Amortization of Discount								66,554		6,091
Discount Balance								0		73,000
Eagle Equities Note 1 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		256,000
Accrued Interest								0		3,367
Interest Expense								15,660		3,367
Amortization of Discount								248,216		7,784
Discount Balance								0		256,000
Eagle Equities Note 2 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		256,000
Accrued Interest								0		1,010
Interest Expense								21,813		1,094
Amortization of Discount								247,605		8,393
Discount Balance								0		256,000
Eagle Equities Note 3 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		0
Accrued Interest								0		0
Interest Expense				$ 6,576	$ 22,412			24,608
Amortization of Discount								256,000
Discount Balance					250,000			0
Eagle Equities Note 4 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[1]							84,000		0
Accrued Interest	[1]							8,132		0
Interest Expense			17,948		14,021			12,332	[1]
Amortization of Discount	[1]							93,097
Discount Balance					$ 125,000			35,903	[1]
Eagle Equities Note 5 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[2]							100,000		0
Accrued Interest	[2]							8,779		0
Interest Expense	[2]							8,779
Amortization of Discount	[2]							44,747
Discount Balance				$ 100,000				55,253	[2]
Eagle Equities Note 6 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[3]							200,200		0
Accrued Interest	[3]							12,112		0
Interest Expense	[3]							12,112
Amortization of Discount	[3]							51,473
Discount Balance								148,727	[3]					$ 200,200
Eagle Equities Note 7 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[4]							200,200		0
Accrued Interest	[4]							8,754		0
Interest Expense			15,203					8,754	[4]
Amortization of Discount	[4]							20,161
Discount Balance								180,039	[4]				$ 200,200
Eagle Equities Note 8 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[5]							114,400		0
Accrued Interest	[5]							3,498		0
Interest Expense			2,909					3,498	[5]
Amortization of Discount	[5]							1,380
Discount Balance			$ 10,400				$ 10,400	113,020	[5]
Eagle Equities Note 9 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[6]							114.4
Accrued Interest	[6]							2,369
Interest Expense	[6]							2,369
Amortization of Discount	[6]							6,053
Discount Balance								90,779	[6]			$ 10,400
Eagle Equities Note 10 [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance	[7]							220
Accrued Interest	[7]							1,591
Interest Expense	[7]							1,591
Amortization of Discount	[7]							5,087
Discount Balance	[7]							133,074
PPP Loan [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								460,406		0
Accrued Interest								3,039		0
Interest Expense								3,037
Amortization of Discount								0
Discount Balance								0
Other [Member]
Debt (Details) - Convertible Debt [Line Items]
Principal Balance								0		0
Accrued Interest								0		$ 1,865
Interest Expense								3,269
Amortization of Discount								8,000
Discount Balance								$ 0

[1]	Subsequent to December 31, 2020, $84,000 of principal and $8,398 of accrued interest of this note were converted to a total of 7,629,714 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations.
[2]	Subsequent to December 31, 2020, $100,000 of principal and $9,317 of accrued interest of this note were converted to a total of 8,782,885 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations.
[3]	Subsequent to December 31, 2020, $200,000 of principal and $13,864 of accrued interest of this note were converted to a total of 13,734,672 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations.
[4]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,184,148 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations
[5]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 639,593 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations
[6]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 605,177 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations
[7]	Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,095,131 shares of the Company’s common stock. As of the date of this filing this note is fully satisfied and there are no further obligations